Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion option of convertible bonds, beginning balance		7,908
Changes in fair value of conversion feature of convertible bonds	1,008	6,105	5,692	(264,384)
Conversion option of convertible bonds, ending balance	$ 2,314,783	14,013	7,908